DETAILS OF CASH FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
DETAILS OF CASH FROM OPERATING ACTIVITIES
Schedule of items not involving current cash flows

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Straight-line rent adjustment	$1,526	$1,353	$1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359	—	(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188	—	—
Foreign exchange on note receivable	174	(409)	—
Write-down of long-lived assets	—	19,473	—
Purchase price consideration adjustment	—	—	(20,439)
Impairment recovery related to loans receivable from MEC	—	—	(10,037)
Other	480	94	(163)

	$42,342	$62,032	$27,323

Schedule of changes in non-cash working capital balances

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accounts receivable	$2,945	$(3,912)	$(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)	—	—
Loans receivable from MEC, net	—	—	(615)

	$2,967	$(8,297)	$(1,483)